SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2025
SHARE OPTIONS
Schedule of assumptions used for estimating the fair value of options

	Year ended December 31,
	2023	2024	2025
Risk-free interest rate per annum	3.85%	4.57%	4.27%
Exercise multiple	2.8	2.8	2.8
Expected volatility	78.0%	109.3%	107.38%
Expected dividend yield	0%	0%	0%
Fair value of ordinary shares	$0.52	$0.32	$0.12
Expected terms (in years)	10	10	10

Summary of share option activity

		Weighted
		average
	Options	exercise price
	granted	per option

Outstanding at January 1, 2025	6,842,494	$0.34
Granted	165,552	$—
Exercised	(121,104)	$—
Forfeited	(1,069,900)	$0.31
Outstanding at December 31, 2025	5,817,042	$0.34

Summary of information regarding the share options granted

	As of December 31, 2025
			Weighted-
		Weighted-	average remaining	Weighted-
		average exercise	contractual	Average
	Options Number	price per option	life (years)	intrinsic value

Options
Outstanding	5,817,042	$0.34	6.75	$0.01
Exercisable	5,407,042	$0.34	6.63	$0.01
Expected to vest	410,000	$0.33	8.43	$—